BMW Vehicle Lease Trust 2007-1

Collection Period Ending:	10/31/07	1 Month LIBOR:	4.706250%
Previous Payment Date:	11/02/07	Interest Rate Cap:	4.30%
Current Payment Date:	11/15/07	Accrued Interest Days (30/360):	13
		Accrued Interest Days (act/360):	13

Balances

	Initial	Beginning of Period	End of Period
Securitization Value	1,369,888,441.01	1,369,888,441.01	1,324,139,905.76
Reserve Account	3,424,721.10	3,424,721.10	3,424,721.10

Notes
Class A-1 Notes	235,000,000.00	235,000,000.00	177,001,939.55
Class A-2a Notes	140,000,000.00	140,000,000.00	140,000,000.00
Class A-2b Notes	274,000,000.00	274,000,000.00	274,000,000.00
Class A-3a Notes	210,000,000.00	210,000,000.00	210,000,000.00
Class A-3b Notes	391,000,000.00	391,000,000.00	391,000,000.00
	1,250,000,000.00	1,250,000,000.00	1,192,001,939.55

Overcollateralization	119,888,441.01		132,137,966.21

Current Collection Period

Beginning Securitization Value	1,369,888,441.01
Principal Reduction Amount	45,748,535.25
Ending Securitization Value	1,324,139,905.76

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	1,250,000,000.00
Aggregate Securitization Value (End of Period)	1,324,139,905.76
First Priority Principal Distribution Amount	-

Targeted Note Balance	1,176,876,898.35
Target Overcollateralization	10.750%
Step Down Overcollateralization	9.250%
Step Down Overcollateralization Date	08/17/09
Target Overcollateralization Percentage	10.750%

Calculation of Required 2007-A SUBI Collection Account Amount
Collections
Monthly Payments (net of advance reimbursements)	50,038,396.59
Sale Proceeds	10,089,135.96
Reallocation Payments
Recovery Proceeds	3,626.81
Termination Proceeds	162,774.99
Total Collections	60,293,934.35
Servicer Advances	2,182,299.04
Payments From Cap Counterparty	0.00
Cap Termination Payments	0.00
Repurchases	0.00
Total Available Funds deposited to	62,476,233.39
Series 2007-A SUBI Collection Account Amount

Collection Account

Deposits to Series 2007-A SUBI Collection Account	62,476,233.39
Withdrawals from 2007-A SUBI Collection Account
Advance Reimbursement	0.00
Servicing Fees	2,283,147.40
Note Interest Distribution Account Deposit	2,195,025.53
Priority Principal	0.00
Reserve Fund Deposit	0.00
Regular Principal Distributable Amount	57,998,060.45
Payments to Transferor	0.00
Total Distributions from 2007-A SUBI Collection Account	62,476,233.39

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	0.00
Current Period Monthly Payment Advance	2,182,299.04
Current Period Sales Proceeds Advance	0.00
Current Reimbursement of Previous Servicer Advance	0.00
Ending Period Unreimbursed Previous Servicer Advances	2,182,299.04

Note Distribution Account

Amount Deposited from the Collection Account	60,193,085.99
Amount Deposited from the Reserve Account	0.00
Amount Paid to Noteholders	60,193,085.99

Collection Period Ending:	10/31/07	1 Month LIBOR:	4.706250%
Previous Payment Date:	11/02/07	Interest Rate Cap:	4.30%
Current Payment Date:	11/15/07	Accrued Interest Days (30/360):	13
		Accrued Interest Days (act/360):	13

Distributions

Priority Principal
Aggregate Outstanding Note Principal	1,250,000,000.00

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes	-	57,998,060.45	57,998,060.45	177,001,939.55	247	0.75
Class A-2a Notes	-	-	-	140,000,000.00	-	1.00
Class A-2b Notes	-	-	-	274,000,000.00	-	1.00
Class A-3a Notes	-	-	-	210,000,000.00	-	1.00
Class A-3b Notes	-	-	-	391,000,000.00	-	1.00
	-	57,998,060.45	57,998,060.45	1,192,001,939.55	247

Interest Distributable Amount	Floating Rate Index (1ML)	Spread	Interest Rate	Current Payment	Per $1,000
Class A-1 Notes			5.061600%	429,533.00	1.83
Class A-2a Notes			4.640000%	234,577.78	1.68
Class A-2b Notes	4.706250%	0.190000%	4.896250%	484,456.74	1.77
Class A-3a Notes			4.590000%	348,075.00	1.66
Class A-3b Notes	4.706250%	0.240000%	4.946250%	698,383.02	1.79
				2,195,025.53	8.72

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3a Interest Carryover Shortfall	-	-	-
Class A-3b Interest Carryover Shortfall	-	-	-

Reserve Account

Beginning Period Required Amount	3,424,721.10
Beginning Period Amount	3,424,721.10
Net Investment Earnings (memo)	-
Current Period Deposit	-
Reserve Fund Draw Amount	-
Ending Period Required Amount	3,424,721.10
Ending Period Amount	3,424,721.10

Pool Statistics
	Initial	End of Period
Number of Contracts	38,331	37,935
Remaining Term	24	22
Original Term	36	36
Seasoning	12	14

	Units	Securitization Value
Early Terminations	19	758,653.06
Scheduled Terminations	1	28,042.44

	Beginning	Current Period	Cumulative
Credit Losses	-	3,626.81	3,626.81

Residual Value Losses	Beginning	Current Period	Cumulative
Net Sale Proceeds	-	-	-
Residual Values	-	-	-
Residual Value Losses	-	-	-

Delinquencies	Units	Securitization Value
31-60 Days Delinquent	271	10,405,106.00
61-90 Days Delinquent	58	2,552,358.00
Over 90 Days Delinquent	1	63,959.00